Related Parties Balances and Transactions (Details) - Schedule of Amounts Due from Related Parties - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Related Party Transaction [Line Items]
Balance Beginning	$ 2,995,246	$ 1,548,784
Loan to PFHL		1,721,478
Accrual interest due from PFHL	8,401	47,129
Loans & interest repayment	(1,414,340)	(363,530)
Salary and other expense paid by the Group on behalf of PFHL	41,644	102,201
Other expense paid by the Group on behalf of PCGI	(1,281)
Provision of current expected credit losses	(44,835)
Management fee, subscription fee & performance fee receivable		(45,390)
Exchange diff.	7,758	(15,426)
Balance Ending	1,592,593	2,995,246
Prestige Global Capital Inc. (“PGCI”) [Member]
Related Party Transaction [Line Items]
Balance Beginning	1,275	1,275
Loan to PFHL
Accrual interest due from PFHL
Loans & interest repayment
Salary and other expense paid by the Group on behalf of PFHL
Other expense paid by the Group on behalf of PCGI	(1,281)
Provision of current expected credit losses
Management fee, subscription fee & performance fee receivable
Exchange diff.	6
Balance Ending		1,275
First Prestige Inc. (“FPI”) [Member]
Related Party Transaction [Line Items]
Balance Beginning		45,619
Loan to PFHL
Accrual interest due from PFHL
Loans & interest repayment
Salary and other expense paid by the Group on behalf of PFHL
Other expense paid by the Group on behalf of PCGI
Provision of current expected credit losses
Management fee, subscription fee & performance fee receivable		(45,390)
Exchange diff.		(229)
Balance Ending
Prestige Financial Holdings Group [Member]
Related Party Transaction [Line Items]
Balance Beginning	2,993,971	1,501,890
Loan to PFHL		1,721,478
Accrual interest due from PFHL	8,401	47,129
Loans & interest repayment	(1,414,340)	(363,530)
Salary and other expense paid by the Group on behalf of PFHL	41,644	102,201
Other expense paid by the Group on behalf of PCGI
Provision of current expected credit losses	(44,835)
Management fee, subscription fee & performance fee receivable
Exchange diff.	7,752	(15,197)
Balance Ending	1,592,593	2,993,971
Prestige Securities Limited [Member]
Related Party Transaction [Line Items]
Balance Beginning	27,962	13,354
Rental expense incurred by renting from PSL	25,548	30,662
Rental expense paid to PSL	(53,651)	(15,331)
Salary and other expense paid by PSL		(511)
Exchange diff.	141	(212)
Balance Ending		$ 27,962